Current and Long-Term Debt - Unsecured senior notes due 2019 (Details) - USD ($)	1 Months Ended
	Apr. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 2,767,193,000	$ 1,882,681,000
Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued		$ 50,000,000
Borrowings interest rate		8.25%
Drawdowns	$ 7,500,000	$ 55,300,000
Minimum denominations		25.00
Integral multiples		$ 25.00
Net borrowings limit		70.00%
Consolidated tangible net worth		$ 650,000,000.0
Debt outstanding			$ 57,500,000
Borrowings, Redemption, Period One [Member] | Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage		100.00%
Borrowings, Redemption, Period Two [Member] | Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage		101.00%